Financial Instrument Risk Management - Equities by Issuer Country (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 143,061	$ 137,691
Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,634	6,020
Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	620	942
Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,014	5,078
Canada | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,666	3,335
Canada | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	15	53
Canada | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,651	3,282
United States | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	896	1,436
United States | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	388	671
United States | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	508	765
United Kingdom | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	126	135
United Kingdom | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	5	5
United Kingdom | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	121	130
Other countries | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	946	1,114
Other countries | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	212	213
Other countries | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 734	$ 901